Lease Assets (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Right-of-use Assets

	Building $	Other $	Total $
December 31, 2020	443.4	3.6	447.0
Additions	43.8	12.2	56.0
Acquisitions	74.0	5.9	79.9
Depreciation	(102.9)	(5.0)	(107.9)
Modifications	24.4	0.2	24.6
Impairment net of reversal	(19.1)	—	(19.1)
Foreign exchange	(3.9)	(0.1)	(4.0)
December 31, 2021	459.7	16.8	476.5
Additions	76.4	4.7	81.1
Acquisitions	8.3	0.2	8.5
Depreciation	(115.9)	(6.2)	(122.1)
Modifications	6.7	(0.2)	6.5
Reversal of impairment, net	4.8	—	4.8
Foreign exchange	15.0	0.1	15.1
December 31, 2022	455.0	15.4	470.4

Impairment losses and Related Recoverable Amounts for Reportable Segments
Impairment losses and reversals for the year are as follows:

	Canada	United States	Global	Total
At December 31, 2022	$	$	$	$
Impairment losses
Lease assets	0.1	0.3	2.2	2.6
Impairment reversals	(2.5)	(3.4)	(2.2)	(8.1)
Net impairment reversal of lease assets and property and equipment	(2.4)	(3.1)	—	(5.5)
Recoverable amount	—	—	4.3	4.3

	Canada	United States	Global	Total
At December 31, 2021	$	$	$	$
Impairment losses
Lease assets	10.5	12.6	0.6	23.7
Property and equipment	1.9	4.8	0.2	6.9
Impairment reversals	(3.8)	(1.2)	(0.8)	(5.8)
Net impairment of lease assets and property and equipment	8.6	16.2	—	24.8
Recoverable amount	—	6.8	1.1	7.9

Amounts Recognized in Administrative and Marketing Expenses

Amounts recognized in administrative and marketing expenses	For the year ended December 31,
	2022	2021
	$	$
Rent expense - variable lease payments	39.6	43.5
Rent expense - short-term leases and leases of low-value assets	2.9	2.5
Income from subleases	(2.5)	(3.1)

Total	40.0	42.9